Interest, advances, promissory notes payable and loan payable	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Interest, advances, promissory notes payable and loan payable

4.	Interest, advances, promissory notes payable and loan payable

a)	Promissory notes payable to related parties

A summary of activities of promissory notes payable to related parties is as follows:

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2022 and December 31, 2023	$3,091,966
Advances received	1,087,492
Balance, December 31, 2024	$4,179,458

During the year ended December 31, 2024, the Company received advances totaling $1,087,492 from Kan Wan Chen Pte. Ltd. (“KWC”). The advances do not have fixed amounts of interest and do not have a due date. A director and Vice President (“VP”) of ALR Singapore is a director and significant shareholder of KWC, therefore KWC is a related party to the Company.

A summary of the promissory notes payable to related parties is as follows:

Promissory Notes Payable to Related Parties	December 31, 2024	December 31, 2023
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Advances received from KWC with no fixed amounts of interest and no due date	1,087,492	—

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,525,000
Total Promissory Notes Payable to Related Parties	$4,179,458	$3,091,966

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

b)	Promissory notes payable

A summary of activities of promissory notes payable is as follows:

Promissory Notes Payable	Carrying Value
Balance, December 31, 2022, December 31, 2023 and December 31, 2024	$2,163,368

A summary of the promissory notes payable is as follows:

Promissory Notes Payable	December 31, 2024	December 31, 2023
Unsecured promissory notes payable, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912
Total Promissory Notes Payable	$2,163,368	$2,163,368

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

c)	Interest payable

A summary of interest payable activity is as follows:

Interest Payable	Carrying Value
Balance, December 31, 2022	$4,662,731
Interest incurred on promissory notes payable	531,418
Interest payable retired through issuance of shares	(24,000)
Balance, December 31, 2023	5,170,149
Interest incurred on promissory notes payable	531,530
Balance, December 31, 2024	$5,701,679

On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable, for an aggregate $24,000 (note 6(b)(ii)).

Interest payable is due as follows:

Interest Payable	December 31, 2024	December 31, 2023
Interest payable to related parties	$2,176,265	$1,848,079
Interest payable	3,525,414	3,322,070
	$5,701,679	$5,170,149

The payment terms, security and any interest payable are based on the underlying promissory notes payable that the Company has outstanding.

d)	Loan payable

Initial Agreement

On September 6, 2022, ALR Singapore entered into a loan agreement (the “Loan Agreement”) with KWC whereby ALR Singapore received advances of SGD$2,500,000 from KWC. The loan was to mature on March 31, 2024. The loan is secured by a general security interest in the assets of the Company. Any principal owing on maturity will be repaid concurrent with an additional 20% loan bonus, in lieu of any interest or other amounts. Prior to maturity, each unit of the GluCurve Pet CGM sold will result in payment, upon receipt of the proceeds of the sale, to KWC as follows (i) $5 payback of principal owing to KWC and (ii) $5 royalty payment representing consideration for borrowing the principal from KWC. ALR Singapore may redeem the principal at any time prior to the launch of the second generation GluCurve Pet CGM. Any principal repaid prior to this launch will not be subject to the royalty payments.

The Company assumed the minimum amount payable at maturity would be SGD$3,000,000, which will equal to 120% of the principal amount outstanding of SGD$2,500,000 ($1,779,250).

The fair value measured upon recognition of the loan was determined by using a discounted cash flow analysis. To determine the discounted cash flow, the Company had to determine the discount rate to apply to record the loan at fair value at initial recognition. The discount rate selected at initial recognition has a significant impact on the amount recorded for the initial fair value of the loan. Since KWC is a related party, the Company considered the interest rates of similar long-term debt arrangements with similar terms to determine if the effective interest rate under the loan agreement was comparable to market interest rates.

The effective interest rate of the loan with the 20% loan bonus was calculated as 13%. The Company determined that the market interest rate on a similar loan would be 18% based on market yield curves. Since the effective interest rate of the loan is below market rates, the Company is deemed to have received a benefit under the loan agreement. Using the market rate, the Company estimated the fair value of the loan received to be SGD$2,339,944 ($1,665,338). The difference between the legal liability of SGD$2,500,000 and the carrying value of SGD$2,339,944, totaling SGD$160,056 ($113,912) has been recorded to additional paid-in capital as a shareholder contribution made by KWC during the year ended December 31, 2022.

First Amendment

On June 20, 2023, the Company and KWC agreed to amend the terms of the KWC Loan Agreement as follows:

•	The maturity date was deferred to September 30, 2024;
•	No repayments was required by the Company until maturity;
•	Interest was to accrue at a rate of Singapore prime plus 2% of the principal amount borrowed, effective from January 1, 2023. Interest was to be payable on maturity;
•	Upon maturity and repayment of the principal and accrued interest, the Company was to pay KWC a commercialization success fee equal to SGD$500,000;
•	The royalty repayment structure under the Loan Agreement be waived and no payments, principal, interest or otherwise are due against any sales of the Company, including any sales generated to date; and
•	The Company may repay the loan in whole at any time, or in part, from time to time, at its discretion, without penalty; however, the full commercialization success fee will be payable, irrespective of the amount of interest accrued, or when the loan principal is repaid.

The change to the terms of the Loan Agreement was determined to be a modification of the debt; therefore, no gain or loss was recognized and instead a new effective interest rate (19%) was established based on the carrying value of the debt and the revised cash flows.

Second Amendment

On July 31, 2023, the Company and KWC agreed to further amend the terms of the KWC Loan Agreement as follows:

•	The maturity date was deferred to December 31, 2024 (note 14(b)); and
•	Interest was to accrue at a rate of Singapore prime plus 1% (instead of 2%) of the principal amount borrowed, effective from January 1, 2023. Interest was to be payable on maturity.

The change to the terms of the Loan Agreement was determined to be a modification of the debt; therefore, no gain or loss was recognized and instead a new effective interest rate (15%) was established based on the carrying value of the debt and the revised cash flows.

A summary of loan payable activity is as follows:

Loan Payable	Carrying Value
Balance, December 31, 2022	$1,842,982
Accreted interest on loan	48,020
Borrowing cost (recorded in interest expense)	150,010
Accrued interest (recorded in interest expense)	111,676
Foreign exchange adjustment	35,827
Balance, December 31, 2023	2,188,515
Accreted interest on loan	47,414
Borrowing cost (recorded in interest expense)	148,118
Accrued interest (recorded in interest expense)	112,253
Foreign exchange adjustment	(74,458)
Balance, December 31, 2024	$2,421,842

At December 31, 2024 and December 31, 2023, the loan payable balance is classified as current liabilities.

e)	Interest expense

During the year ended December 31, 2024, the Company incurred interest expense of $12,424,430 (2023 - $2,521,543; 2022 - $6,350,401) as follows:

Year Ended December 31,	2024	2023	2022
Interest expense incurred related to the:
• modification of warrants held by the CEO and the VP of the Company that were issued in connection with financing provided to the Company (notes 7 and 8)	$7,557,688	$—	$—
• issuance of warrants as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 5, 7 and 8);	2,263,252	—	4,004,906
• lines of credit payable (note 5)	1,731,665	1,644,027	1,596,667
• promissory notes (notes 4(a), 4(b) and 4(c));	531,530	531,418	542,834
• borrowing costs, accrued interest and accreted interest on loan payable to KWC (notes 4(d) and 8);	307,785	309,706	96,149
• calculation of imputed interest on promissory notes payable, which had no stated interest rate; and	32,510	34,431	104,494
• other items	—	1,961	5,351
Total interest expense	$12,424,430	$2,521,543	$6,350,401